American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement  dated June 23,  2005 * Statement  of  Additional  Information  dated
February 1, 2005

Effective June 17, 2005, Target 2030 was liquidated and is no longer available for purchase.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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